Red Cedar Short Term Bond Fund
FUND SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Red Cedar Short Term Bond Fund (the "Fund") is to seek preservation of capital and maximize current income.
FEES AND EXPENSES
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	Red Cedar Short Term Bond Fund Institutional Class
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of the sale proceeds or the original offering price)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Red Cedar Short Term Bond Fund Institutional Class
Management Fee	0.30%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.39%	[1]
Total Annual Fund Operating Expenses	0.69%
Less Management Fee Reductions and/or Expense Reimbursements	0.24%	[2]
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements	0.45%
[1]	"Other Expenses" are based on estimated amounts for the current fiscal year.
[2]	Red Cedar Investment Management, LLC (the "Adviser") has contractually agreed to reduce the Management Fee and reimburse Other Expenses until November 1, 2021 to the extent necessary to limit Total Annual Fund Operating Expenses (exclusive of brokerage costs, taxes, interest, borrowing costs, costs to organize the Fund, acquired fund fees and expenses (if any), and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund's business) to an amount not exceeding 0.45% of the Fund's average daily net assets. Management Fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of up to three years from the date such fees were waived or payments made, provided that the repayments do not cause Total Annual Fund Operating Expenses (exclusive of such expenses and reimbursements) to exceed the lesser of (i) the expense limitation in effect at the time such fees were waived or payments made, and (ii) the expense limitation in effect at the time of repayment. Prior to November 1, 2021, this agreement may not be modified or terminated without the approval of the Board of Trustees (the "Board") of the Red Cedar Fund Trust (the "Trust"). This agreement will terminate automatically if the Fund's Investment Advisory agreement (the "Advisory Agreement") with the Adviser is terminated.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and the operating expenses of the Fund remain the same. The calculation of costs for the one-year period takes into account the effect of the contractual agreement to limit expenses; and the calculation of costs for the three year period takes such agreement into account only for the first two years of such period. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	One Year	Three Years
Red Cedar Short Term Bond Fund | Institutional Class | USD ($)	46	171

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. Because the Fund had not commenced investment operations prior to its fiscal year ended October 31, 2019, it does not have prior year portfolio turnover to report.

PRINCIPAL INVESTMENT STRATEGIES

Under normal market circumstances, the Fund will invest at least 80% of its net assets in U.S. dollar-denominated debt obligations, including corporate bonds, bonds issued by municipalities and local authorities, U.S. treasury obligations, U.S. treasury inflation-protected securities ("TIPS") and other U.S. government and agency securities, U.S. dollar denominated bonds issued by foreign governments and corporations, asset-backed, commercial mortgage-backed, mortgage-related and mortgage-backed securities. The Fund may also invest in derivatives. To the extent the Fund's holdings in derivatives have economic characteristics similar to these investments, the current market value of the Fund's investments in derivatives (or fair value of OTC derivatives) will be counted toward the 80% policy.

The Fund only invests in debt obligations that, at the time of purchase, are rated at least Baa3 or higher by Moody's Investors Services, Inc., or BBB- or higher by S&P Global Ratings or Fitch, Inc., or, if unrated, are determined by the Adviser to be of comparable quality. After purchase, a debt obligation may cease to be rated or may have its rating reduced below the minimum rating required by the Fund for purchase. If a debt obligation held by the Fund is downgraded below these levels by one or more ratings agencies, the Adviser is not obligated to immediately dispose of such debt obligation. In such a case, the Adviser may decide that the Fund should continue to hold such debt obligation if the Adviser determines, in the exercise of its discretion, that it is in the best interest of the Fund to do so. In such a case, the Fund may hold debt obligations with a "D" or similar credit rating indicating at least a partial payment default.

Under normal circumstances, the Fund's dollar-weighted average portfolio effective maturity will be more than one year but less than three. The Fund may shorten or lengthen its average weighted effective maturity for temporary defensive purposes. Due to the Fund's holdings in asset-backed, commercial-mortgage-backed, residential mortgage-backed and similar securities, the Fund's dollar-weighted average portfolio effective maturity is equivalent to the average weighted maturity of the cash flows in such securities held by the Fund given certain prepayment assumptions (also known as weighted average life). The Fund may invest in debt obligations of all maturities.

The Fund may invest a significant portion of its assets in mortgage-backed securities, asset-backed securities and other securitized products. Securitized products may be structured as collateralized mortgage obligations (agency and non-agency), stripped mortgage-backed securities (interest-only or principal-only), commercial mortgage-backed securities, mortgage pass-through securities and other asset-backed securities.

The Fund may invest a significant portion of its assets in the financial services industry and may invest in instruments that are issued or guaranteed by financial institutions, such as banks and brokers, or that are collateralized by securities issued or guaranteed by financial institutions.

In addition to direct investments in securities, the Fund may hold a variety of derivatives, including futures contracts, options, swaps and forward contracts. Derivatives are instruments that have a value based on another instrument, exchange rate or index. Derivatives may be used as substitutes for securities in which the Fund can invest directly or to hedge investments for risk management purposes.

The Fund may invest in securities that have not been registered under the Securities Act of 1933, as amended (the "Securities Act"), but that may be resold to qualified institutional buyers in accordance with the provisions of Rule 144A under the Securities Act ("Rule 144A securities").

PRINCIPAL RISKS

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Unlike individual debt securities, which typically pay principal at maturity, the value of an investment in the Fund will fluctuate. Please be aware that you may lose money by investing in the Fund.

The Fund is subject to the main risks noted below, any of which may adversely affect the Fund's performance and ability to meet its investment objective. These risks are presented in an order that reflects the Adviser's current assessment of relative importance, but this assessment could change over time as the Fund's portfolio changes or in light of changes in the market or the economic environment, among other things. The Fund is not required to and will not update this prospectus solely because its assessment of the relative importance of the principal risks of investing in the Fund changes.

Mortgage-Related and Other Asset-Backed Securities Risk. Investments in mortgage-related and other asset-backed securities are subject to the risk of significant credit downgrades, illiquidity, and defaults to a greater extent than many other types of fixed-income investments. The liquidity of mortgage-related and asset-backed securities may change over time. During periods of falling interest rates, mortgage- and asset-backed securities may be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. During periods of rising interest rates, the average life of mortgage- and asset-backed securities may extend, which may lock in a below-market interest rate, increase the security's duration and interest rate sensitivity, and reduce the value of the security. Enforcing rights against the underlying assets or collateral may be difficult, and the underlying assets or collateral may be insufficient if the issuer defaults.

Active Management Risk. The Fund's Adviser actively manages the Fund's investments. Consequently, the Fund is subject to the risk that the investment techniques and risk analyses employed by the Fund's Adviser may not produce the desired results. This could cause the Fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

Market Risk. The Fund's investments are subject to changes in general economic conditions, general market fluctuations and the risks inherent in investment in securities markets. Investment markets can be volatile and prices of investments can change substantially due to various factors including, but not limited to, economic growth or recession, changes in interest rates, changes in the actual or perceived creditworthiness of issuers, and general market liquidity. Even if general economic conditions do not change, the value of an investment in the Fund could decline if the particular industries, sectors or companies in which the Fund invests do not perform well or are adversely affected by events. Further, legal, political, regulatory and tax changes also may cause fluctuations in markets and securities prices.

Credit Spread Risk. Credit spread risk is the risk that credit spreads (i.e., the difference in yield between securities resulting from differences in their credit quality) may increase when the market believes that bonds generally have a greater risk of default. Increasing credit spreads may reduce the market values of debt securities held in the Fund. Credit spreads often increase more for lower rated and unrated securities than for investment grade securities. In addition, when credit spreads increase, reductions in market value will generally be greater for longer-maturity securities.

Credit Risk. Credit risk is the risk that an issuer or other obligated party of a security may be unable or unwilling to make dividend, interest and principal payments when due. Securities subject to credit risk may decline in value because of concerns about the issuer's ability or willingness to make such payments.

Industry and Sector Focus Risk. At times, the Fund may increase the relative emphasis of its investments in a particular industry or sector, including the financial services industry. The prices of securities of issuers in a particular industry or sector may be more susceptible to fluctuations due to changes in economic or business conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry or sector more than securities of issuers in other industries and sectors. To the extent that the Fund increases the relative emphasis of its investments in a particular industry or sector, its shares' values may fluctuate in response to events affecting that industry or sector.

Financial Institutions Risk. Some instruments are issued or guaranteed by financial institutions, such as banks and brokers, or are collateralized by securities issued or guaranteed by financial institutions. Changes in the creditworthiness of any of these institutions may adversely affect the values of instruments of issuers in financial industries. Financial institutions may be particularly sensitive to certain economic factors such as interest rate changes, adverse developments in the real estate market, fiscal and monetary policy and general economic cycles. Adverse developments in banking and other financial industries may cause the Fund to underperform relative to other funds that invest more broadly across different industries or have a smaller exposure to financial institutions. Changes in governmental regulation and oversight of financial institutions may have an adverse effect on the financial condition or the earnings or operations of a financial institution and on the types and amounts of businesses in which a financial institution may engage. An investor may be delayed or prevented from exercising certain remedies against a financial institution. The amount of the Fund's assets that may be invested in any financial institution, or financial institutions generally, may be limited by applicable law.

Interest Rate Risk. Interest rate risk is the risk that the value of the Fund's portfolio will decline because of rising interest rates. A rise in interest rates typically causes the price of a fixed rate debt instrument to fall and its yield to rise. Conversely, a decline in interest rates typically causes the price of a fixed rate debt instrument to rise and the yield to fall. Debt securities may be subject to greater interest rate risk than would normally be the case due to the possibility that the current period of historically low rates may be ending and the effect of potential government fiscal policy initiatives and resulting market reaction to those initiatives. When interest rates change, the values of longer-duration debt securities usually change more than the values of shorter-duration debt securities. Rising interest rates also may lengthen the duration of debt securities with call features, since exercise of the call becomes less likely as interest rates rise, which in turn will make the securities more sensitive to changes in interest rates and result in even steeper price declines in the event of further interest rate increases.

Liquidity Risk. Liquidity risk is the risk that the Adviser will be unable to sell a security held by the Fund at a particular time and a desirable price. Reduced liquidity in the bond markets can result from low trading volume, lack of a market maker, large position size or legal restrictions, reductions in bond inventory, and rapid or unexpected changes in interest rates. Less liquid markets could lead to greater price volatility and limit the Fund's ability to sell a holding at a suitable price.

Derivatives Risk. Derivatives, including futures contracts, options, swaps, credit default swaps, forward contracts and currency forwards, may be riskier than other types of investments and may increase the volatility of the Fund. Derivatives may be sensitive to changes in economic and market conditions and may create leverage, which could result in losses that significantly exceed the Fund's original investment. Derivatives expose the Fund to counterparty risk, which is the risk that the derivative counterparty will not fulfill its contractual obligations (and includes credit risk associated with the counterparty). Certain derivatives are synthetic instruments that attempt to replicate the performance of certain reference assets. With regard to such derivatives, the Fund does not have a claim on the reference assets and is subject to enhanced counterparty risk. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. In addition, given their complexity, derivatives expose the Fund to risks of mispricing or improper valuation. Certain of the Fund's transactions in derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund's after-tax returns.

Valuation Risk. The prices provided by the Fund's pricing service or independent dealers or the fair value determinations made under the valuation procedures adopted by the Board may be different from the prices used by other mutual funds or from the prices at which debt obligations are actually bought and sold. Pricing generally assumes the price of debt securities is done with orderly transactions of an institutional "round lot" size, but some trades may occur in smaller, "odd lot" sizes, often at lower prices than institutional round lot trades. Different pricing services may incorporate different assumptions and inputs into their valuation methodologies, potentially resulting in different values for the same securities. As a result, if the Fund were to change pricing services, or if the Fund's pricing service were to change its valuation methodology, there could be a material impact, either positive or negative, on the Fund's net asset value.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("Ginnie Mae"), the Federal National Mortgage Association ("Fannie Mae"), or the Federal Home Loan Mortgage Corporation ("Freddie Mac")). U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities issued or guaranteed by U.S. government-related organizations, such as Fannie Mae and Freddie Mac, are not backed by the full faith and credit of the U.S. government and no assurance can be given that the U.S. government will provide financial support for such securities.

Foreign Securities Risk. Foreign investments, even those that are U.S. dollar-denominated, may involve additional risks, including political and economic instability, differences in financial reporting standards, less regulated securities markets, and withholding of foreign taxes.

Restricted Securities Risk. The Fund may hold securities that have not been registered for sale to the public under the U.S. federal securities laws. There can be no assurance that a trading market will exist at any time for any particular restricted security. Limitations on the resale of these securities may have an adverse effect on their marketability, and may prevent the Fund from disposing of them promptly at reasonable prices. The Fund may have to bear the expense of registering the securities for resale and the risk of substantial delays in effecting the registration. Also, restricted securities may be difficult to value because market quotations may not be readily available, and the securities may have significant volatility.

PERFORMANCE SUMMARY

Performance information for the Fund has been omitted because the Fund had not commenced investment operations as of the date of this Prospectus. Once the Fund has completed a full calendar year of operations, a bar chart and table will be included in this Prospectus that will provide some indication of the risks of investing in the Fund by showing the variability of the Fund's return based on net assets and comparing the variability of the Fund's return to a broad measure of market performance.